AIF-STATSUP-6

Statutory Prospectus Supplement dated June 16, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Greater China Fund

Invesco Macro Allocation Strategy Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco World Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO EMERGING MARKETS FLEXIBLE BOND FUND - Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager (co-lead)	2015
Rashique Rahman	Portfolio Manager (co-lead)	2015
Michael Hyman	Portfolio Manager	2016
Rob Turner	Portfolio Manager	2017”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers - Invesco Emerging Markets Flexible Bond Fund” in the prospectus:

•	“Avi Hooper, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Rashique Rahman, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2013. From 2001 and 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Rob Turner, Portfolio Manager, who has been responsible for the Fund since 2017, and has been associated with Invesco and/or its affiliates since 2017. From 2007 to 2017, he was employed by Voya Investment Management where he served as a portfolio manager within multiple credit asset classes, including emerging market sovereign and corporate credit.”

AIF-STATSUP-6

EMFB-STATSUP-3

Statutory Prospectus Supplement dated June 16, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Flexible Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager (co-lead)	2015
Rashique Rahman	Portfolio Manager (co-lead)	2015
Michael Hyman	Portfolio Manager	2016
Rob Turner	Portfolio Manager	2017”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Avi Hooper, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Rashique Rahman, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2013. From 2001 and 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Rob Turner, Portfolio Manager, who has been responsible for the Fund since 2017, and has been associated with Invesco and/or its affiliates since 2017. From 2007 to 2017, he was employed by Voya Investment Management where he served as a portfolio manager within multiple credit asset classes, including emerging market sovereign and corporate credit.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

EMFB-STATSUP-3

AIF SOAI SUP-7

Statement of Additional Information Supplement dated June 16, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Select Companies Fund

Invesco World Bond Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Emerging Markets Flexible Bond Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2016 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Emerging Markets Flexible Bond Fund
Avi Hooper	None	N/A	$10,001 - $50,000
Michael Hyman	$10,001 -$50,000	N/A	Over $1,000,000
Rashique Rahman	None	N/A	$10,001 - $50,000
Rob Turner[1]	None	N/A	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Emerging Markets Flexible Bond Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2016 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Emerging Markets Flexible Bond Fund
Avi Hooper	1	$45.0	5	$1,315.6	None	None

[1]	The portfolio manager began serving on the Fund effective June 16, 2017. Information for the portfolio manager has been provided as of this same date.

AIF	SOAI SUP-7

AIF SOAI SUP-7

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Michael Hyman	5	$5,329.7	6	$1,591.8	1	[2]	$0.2	[2]
Rashique Rahman	3	$2,560.6	5	$1,243.7	None		None
Rob Turner[1]	None	None	None	None	None		None”

[2]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

AIF SOAI SUP-7